NOTE 2. ACCOUNTING PERIODS PRESENTED	Jan. 18, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 2. ACCOUNTING PERIODS PRESENTED

NOTE 2. ACCOUNTING PERIODS PRESENTED

Certain pro forma adjustments were made to conform accounting policies to the Company’s accounting policies as noted below.

The audited pro forma condensed combined balance sheet as of December 31, 2022, is presented as if the acquisition had occurred on June 28, 2022 and combines the balance sheet of the Company at December 31, 2022 and the balance sheet of the Quality International at December 31, 2022.

The audited pro forma condensed combined statement of operations for the year ended December 31, 2022, has been prepared by combining the Company’s consolidated statement of operations for the year ended December 31, 2022, with the statement of operations of Quality International for the year ended December 31, 2022.